Sep. 08, 2015
Virtus Alternative Inflation Solution Fund
Virtus Alternative Inflation Solution Fund

Virtus Alternative Inflation Solution Fund and Virtus Alternative Total Solution Fund,

each a series of Virtus Alternative Solutions Trust

Supplement dated November 25, 2015 to the Summary and

Statutory Prospectuses dated September 8, 2015

Important Notice to Investors

Long/Short Credit strategies tactically invest (both long and short) in debt securities of domestic and foreign issuers of all maturities and credit qualities, including high-yield/high-risk fixed income securities (so-called junk bonds), bank loans, distressed debt, corporate bonds, inflation-linked, and emerging market debt securities. The strategies may also tactically invest (both long and short) in foreign currencies.

➢  Currency Rate Risk. The risk that fluctuations in the exchange rates between currencies may negatively affect the value of the fund’s shares.

➢  Foreign Currency Transactions Risk. The risk that the fund’s transactions with respect to foreign currency are not successful or have the effect of limiting gains from favorable market movements.

Investors should retain this supplement with the Prospectuses for future reference.